Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Asset Management & Custody Banks-13.44%
Bank of New York Mellon Corp. (The)	497,738	$18,500,921
Northern Trust Corp.	226,276	17,878,067
State Street Corp.	291,583	17,774,900
		54,153,888
Consumer Finance-3.80%
Capital One Financial Corp.	225,018	15,310,225
Diversified Banks-37.98%
Bank of America Corp.	1,393,669	33,615,296
Citigroup, Inc.	625,904	29,987,061
JPMorgan Chase & Co.	342,101	33,289,848
U.S. Bancorp	855,309	30,414,788
Wells Fargo & Co.	972,352	25,738,157
		153,045,150
Regional Banks-43.21%
CIT Group, Inc.	123,343	2,237,442
Citizens Financial Group, Inc.	537,774	12,960,353
Comerica, Inc.	177,823	6,463,866
Fifth Third Bancorp	813,932	15,782,141
	Shares	Value
Regional Banks-(continued)
First Republic Bank	197,471	$21,360,438
Huntington Bancshares, Inc.	1,282,289	11,399,549
KeyCorp	1,214,671	14,393,851
M&T Bank Corp.	141,453	14,945,924
People’s United Financial, Inc.	558,727	6,397,424
PNC Financial Services Group, Inc. (The)	157,138	17,920,018
Regions Financial Corp.	1,204,496	13,622,850
SVB Financial Group(b)	64,969	13,952,093
Truist Financial Corp.	430,401	15,830,149
Zions Bancorporation N.A.	207,489	6,827,426
		174,093,524
Thrifts & Mortgage Finance-1.47%
New York Community Bancorp, Inc.	587,915	5,908,546
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $574,311,739)		402,511,333
OTHER ASSETS LESS LIABILITIES-0.10%		400,312
NET ASSETS-100.00%		$402,911,645
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$-	$80	$(80)	$-	$-	$-	$-

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Asset Management & Custody Banks-45.13%
Apollo Global Management, Inc.	161,796	$7,701,490
Apollo Investment Corp.(b)	611,483	6,175,978
Artisan Partners Asset Management, Inc., Class A	262,669	7,609,521
BlackRock TCP Capital Corp.	662,877	6,761,345
FS KKR Capital Corp.(b)	2,134,019	7,917,210
Invesco Ltd.(c)	470,272	3,748,068
Janus Henderson Group PLC (United Kingdom)	252,892	5,452,352
New Mountain Finance Corp.(b)	655,924	6,231,278
Newtek Business Services Corp.(b)	386,193	6,627,072
Oxford Square Capital Corp.(b)	1,433,701	4,272,429
PennantPark Investment Corp.	1,730,625	5,676,450
Prospect Capital Corp.(b)	1,870,347	9,482,659
TCG BDC, Inc.	791,990	7,056,631
Waddell & Reed Financial, Inc., Class A	416,889	5,436,233
		90,148,716
Consumer Finance-1.49%
Navient Corp.	399,091	2,969,237
Diversified Banks-2.21%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	180,648	4,413,231
Investment Banking & Brokerage-9.37%
BGC Partners, Inc., Class A	2,035,573	5,241,600
Lazard Ltd., Class A	115,230	3,095,078
Moelis & Co., Class A	157,663	5,302,207
Virtu Financial, Inc., Class A	213,377	5,089,041
		18,727,926
Life & Health Insurance-3.58%
Principal Financial Group, Inc.	89,399	3,452,589
Prudential Financial, Inc.	60,784	3,705,393
		7,157,982
Mortgage REITs-27.04%
AGNC Investment Corp.	521,570	6,749,116
Annaly Capital Management, Inc.	1,005,014	6,190,886
Apollo Commercial Real Estate Finance, Inc.	479,447	3,945,849
ARMOUR Residential REIT, Inc.	490,780	3,842,807
	Shares	Value
Mortgage REITs-(continued)
Dynex Capital, Inc.	485,632	$6,245,228
Invesco Mortgage Capital, Inc.(b)(c)	608,290	1,684,963
MFA Financial, Inc.	1,203,555	2,034,008
New Residential Investment Corp.	649,629	4,657,840
New York Mortgage Trust, Inc.(b)	1,936,394	4,027,700
Orchid Island Capital, Inc.(b)	2,306,577	9,618,426
Two Harbors Investment Corp.	685,320	3,097,646
Western Asset Mortgage Capital Corp.(b)	971,265	1,923,105
		54,017,574
Property & Casualty Insurance-2.13%
Mercury General Corp.	105,652	4,250,380
Regional Banks-4.63%
Hanmi Financial Corp.	310,222	2,801,305
PacWest Bancorp	188,534	3,263,523
Umpqua Holdings Corp.	278,904	3,176,717
		9,241,545
Thrifts & Mortgage Finance-2.30%
New York Community Bancorp, Inc.	457,627	4,599,151
Trading Companies & Distributors-2.11%
Triton International Ltd. (Bermuda)	138,470	4,223,335
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $299,609,210)		199,749,077
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.07%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $36,089,651)	36,089,651	36,089,651
TOTAL INVESTMENTS IN SECURITIES-118.06% (Cost $335,698,861)		235,838,728
OTHER ASSETS LESS LIABILITIES-(18.06)%		(36,077,669)
NET ASSETS-100.00%		$199,761,059
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Invesco Ltd.	$3,906,490	$4,780,433	$(2,105,640)	$(1,503,617)	$(1,329,598)	$3,748,068	$297,453
Invesco Mortgage Capital, Inc.	8,751,037	2,613,722	(2,516,888)	(6,634,512)	(528,396)	1,684,963	865,952

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$8,917,097	$133,455,754	$(142,372,851)	$-	$-	$-	$116,210
Invesco Liquid Assets Portfolio, Institutional Class*	2,977,466	32,178,519	(35,154,368)	-	(1,617)	-	15,715
Invesco Private Government Fund	-	76,388,864	(40,299,213)	-	-	36,089,651	370
Total	$24,552,090	$249,417,292	$(222,448,960)	$(8,138,129)	$(1,859,611)	$41,522,682	$1,295,700

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Diversified REITs-8.87%
Gladstone Commercial Corp.	379,212	$6,795,479
Global Net Lease, Inc.	559,904	7,855,453
		14,650,932
Health Care REITs-11.02%
Diversified Healthcare Trust	1,363,528	4,881,430
Global Medical REIT, Inc.	368,563	3,950,996
New Senior Investment Group, Inc.	1,268,927	3,679,888
Sabra Health Care REIT, Inc.	423,441	5,699,516
		18,211,830
Hotel & Resort REITs-18.09%
Apple Hospitality REIT, Inc.	631,598	6,448,616
Chatham Lodging Trust	610,748	4,122,549
CorePoint Lodging, Inc.	1,135,214	4,495,447
Hersha Hospitality Trust	757,481	3,817,704
RLJ Lodging Trust	680,109	7,011,924
Service Properties Trust	592,859	4,001,798
		29,898,038
Industrial REITs-3.16%
Industrial Logistics Properties Trust	278,053	5,213,494
Office REITs-9.26%
Brandywine Realty Trust	370,534	3,575,653
City Office REIT, Inc.	628,089	5,828,666
Office Properties Income Trust	233,108	5,895,301
		15,299,620
Residential REITs-8.70%
Bluerock Residential Growth REIT, Inc.	541,369	3,481,003
Independence Realty Trust, Inc.	368,180	3,641,300
Preferred Apartment Communities, Inc., Class A	1,037,301	7,250,734
		14,373,037
	Shares	Value
Retail REITs-23.60%
American Finance Trust, Inc.	914,401	$6,693,415
Brookfield Property REIT, Inc., Class A(b)	449,526	4,670,575
Macerich Co. (The)(b)	645,513	4,395,944
Pennsylvania REIT(b)(c)	8,729,382	9,864,202
Tanger Factory Outlet Centers, Inc.(b)	893,960	5,497,854
Taubman Centers, Inc.	89,571	3,702,865
Whitestone REIT	678,596	4,173,365
		38,998,220
Specialized REITs-17.30%
CoreCivic, Inc.	697,517	8,391,130
EPR Properties	117,596	3,712,506
GEO Group, Inc. (The)	803,739	9,628,793
Uniti Group, Inc.	830,606	6,852,499
		28,584,928
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $284,923,068)		165,230,099
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.61%
Invesco Private Government Fund, 0.02%(c)(d)(e) (Cost $20,839,431)	20,839,431	20,839,431
TOTAL INVESTMENTS IN SECURITIES-112.61% (Cost $305,762,499)		186,069,530
OTHER ASSETS LESS LIABILITIES-(12.61)%		(20,828,736)
NET ASSETS-100.00%		$165,240,794
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2020.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$49,287	$20,870,813	$(20,920,100)	$-	$-	$-	$6,349

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
May 31, 2020
(Unaudited)
	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	$26,540,877	$110,818,902	$(137,359,779)	$-	$-	$-	$291,965
Invesco Liquid Assets Portfolio, Institutional Class*	8,852,559	32,321,847	(41,172,804)	(257)	(1,345)	-	39,884
Invesco Private Government Fund	-	41,043,735	(20,204,304)	-	-	20,839,431	225
Investments in Other Affiliates:
Pennsylvania REIT	14,992,691	19,653,740	(10,706,005)	(4,373,929)	(9,702,295)	9,864,202	1,658,400
Total	$50,435,414	$224,709,037	$(230,362,992)	$(4,374,186)	$(9,703,640)	$30,703,633	$1,996,823

*	At May 31, 2020, this security was no longer held.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Multi-line Insurance-19.32%
American Financial Group, Inc.	34,690	$2,089,726
American International Group, Inc.	152,092	4,571,886
Assurant, Inc.	26,587	2,727,294
Hartford Financial Services Group, Inc. (The)	64,186	2,457,682
Horace Mann Educators Corp.	34,863	1,273,197
		13,119,785
Property & Casualty Insurance-71.25%
Allstate Corp. (The)	60,923	5,958,879
Arch Capital Group Ltd.(b)	79,300	2,237,846
AXIS Capital Holdings Ltd.	57,129	2,144,623
Chubb Ltd.	44,213	5,391,333
Cincinnati Financial Corp.	34,385	2,026,996
Hanover Insurance Group, Inc. (The)	27,047	2,714,167
James River Group Holdings Ltd.	25,814	998,227
Kemper Corp.	46,573	2,952,728
Mercury General Corp.	46,821	1,883,609
ProAssurance Corp.	45,498	627,872
	Shares	Value
Property & Casualty Insurance-(continued)
Progressive Corp. (The)	87,646	$6,808,341
RLI Corp.	37,992	2,999,848
Selective Insurance Group, Inc.	50,468	2,647,047
Travelers Cos., Inc. (The)	53,520	5,725,570
Universal Insurance Holdings, Inc.	28,090	501,687
W.R. Berkley Corp.	47,752	2,767,228
		48,386,001
Reinsurance-9.30%
Everest Re Group Ltd.	12,934	2,566,235
RenaissanceRe Holdings Ltd. (Bermuda)	18,815	3,158,286
Third Point Reinsurance Ltd. (Bermuda)(b)	79,685	588,075
		6,312,596
TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $83,973,665)		67,818,382
OTHER ASSETS LESS LIABILITIES-0.13%		90,502
NET ASSETS-100.00%		$67,908,884
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$20,139	$2,812,948	$(2,833,087)	$-	$-	$-	$550

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Regional Banks-96.91%
Associated Banc-Corp.	43,940	$615,599
BancorpSouth Bank	30,402	675,836
Bank of Hawaii Corp.	9,996	643,043
Bank OZK	29,299	658,935
BankUnited, Inc.	25,049	462,906
Boston Private Financial Holdings, Inc.	25,940	178,208
Brookline Bancorp, Inc.	24,821	230,835
Cadence BanCorp	39,150	315,941
Cathay General Bancorp	24,168	657,128
Columbia Banking System, Inc.	22,407	545,835
Commerce Bancshares, Inc.	24,374	1,553,355
Community Bank System, Inc.	12,233	726,885
Cullen/Frost Bankers, Inc.	9,490	720,955
CVB Financial Corp.	40,126	782,858
East West Bancorp, Inc.	34,994	1,223,040
F.N.B. Corp.	73,728	546,324
First Commonwealth Financial Corp.	30,592	250,243
First Financial Bancorp	30,647	407,299
First Financial Bankshares, Inc.	25,884	793,086
First Hawaiian, Inc.	31,062	535,820
First Horizon National Corp.	55,808	521,805
First Midwest Bancorp, Inc.	34,127	445,357
Fulton Financial Corp.	51,123	573,089
Glacier Bancorp, Inc.	19,949	821,699
Hancock Whitney Corp.	22,207	480,115
Home BancShares, Inc.	44,387	642,280
Hope Bancorp, Inc.	38,675	367,219
Investors Bancorp, Inc.	70,580	612,634
Old National Bancorp	47,202	641,475
	Shares	Value
Regional Banks-(continued)
PacWest Bancorp	23,512	$406,993
Pinnacle Financial Partners, Inc.	14,133	563,200
Popular, Inc.	15,505	612,292
Prosperity Bancshares, Inc.	22,767	1,488,734
Signature Bank	11,892	1,223,806
Sterling Bancorp	44,869	551,889
Synovus Financial Corp.	25,635	491,936
TCF Financial Corp.	36,864	1,066,107
Texas Capital Bancshares, Inc.(b)	15,665	419,195
Trustmark Corp.	19,865	472,588
UMB Financial Corp.	12,792	655,974
Umpqua Holdings Corp.	48,339	550,581
United Bankshares, Inc.	32,863	955,656
United Community Banks, Inc.	24,564	480,226
Valley National Bancorp	79,992	638,336
Webster Financial Corp.	19,592	554,454
Western Alliance Bancorporation	16,158	616,428
Wintrust Financial Corp.	13,929	590,032
		29,968,231
Thrifts & Mortgage Finance-2.89%
Provident Financial Services, Inc.	20,533	267,545
Washington Federal, Inc.	24,198	625,760
		893,305
TOTAL INVESTMENTS IN SECURITIES-99.80% (Cost $50,274,500)		30,861,536
OTHER ASSETS LESS LIABILITIES-0.20%		60,336
NET ASSETS-100.00%		$30,921,872
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2020.

	Value August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class*	$77,787	$1,559,391	$(1,637,178)	$-	$-	$-	$505
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Government & Agency Portfolio, Institutional Class*	1,260,658	6,601,163	(7,861,821)	-	-	-	11,028
Invesco Liquid Assets Portfolio, Institutional Class*	420,219	2,208,537	(2,628,755)	-	(1)	-	2,164
Total	$1,758,664	$10,369,091	$(12,127,754)	$-	$(1)	$-	$13,697

*	At May 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of May 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$199,749,077	$-	$-	$199,749,077
Money Market Funds	-	36,089,651	-	36,089,651
Total Investments	$199,749,077	$36,089,651	$-	$235,838,728
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$165,230,099	$-	$-	$165,230,099
Money Market Funds	-	20,839,431	-	20,839,431
Total Investments	$165,230,099	$20,839,431	$-	$186,069,530
Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.